Business Optimization Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring And Related Activities [Abstract]
Restructuring charges	$ 70	$ 285	$ 130
Costs to implement business optimization programs	89	65
Gambro integration costs		26	73
Accelerated depreciation	10	33
Total business optimization charges	$ 169	$ 409	$ 203